Net investment income/(expense) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net gains from financial assets mandatorily at fair value	£ 219	£ 133	£ 19
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	134	102	(68)
Net losses from disposal of financial assets and liabilities measured at amortised cost	225	9	66
Dividend Income	3	0	0
Net losses on other investments	(62)	(114)	(208)
Net investment income/(expense)	69	£ 112	£ (323)
Italian retail market portfolio
Disclosure of detailed information about financial instruments [line items]
Net losses from disposal of financial assets and liabilities measured at amortised cost	£ 220